Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 86.99%
Automotive — 3.05%
Allison Transmission 144A 5.875% 6/1/29 #	724,000	$783,730
Ford Motor
8.50% 4/21/23	620,000	695,175
9.00% 4/22/25	195,000	238,388
Ford Motor Credit
3.37% 11/17/23	470,000	484,687
3.375% 11/13/25	460,000	471,353
4.125% 8/17/27	440,000	460,398
4.542% 8/1/26	480,000	516,000
5.584% 3/18/24	430,000	469,444

General Motors Financial 5.70% 9/30/30 μ, ψ	305,000	341,600
Jaguar Land Rover Automotive
144A 4.50% 10/1/27 #	260,000	248,793
144A 5.875% 1/15/28 #	625,000	634,781
		5,344,349
Banking — 2.82%
Barclays 6.125% 12/15/25 μ, ψ	825,000	913,333
Deutsche Bank 6.00% 10/30/25 μ, ψ	1,200,000	1,258,500
Popular 6.125% 9/14/23	1,369,000	1,478,663
SVB Financial Group 4.10% 2/15/31 μ, ψ	1,270,000	1,280,319
		4,930,815
Basic Industry — 8.47%
Allegheny Technologies 5.875% 12/1/27	810,000	857,081
Avient 144A 5.75% 5/15/25 #	813,000	859,479
Blue Cube Spinco 10.00% 10/15/25	114,000	119,996
Chemours 144A 5.75% 11/15/28 #	855,000	909,429
First Quantum Minerals
144A 6.875% 10/15/27 #	625,000	686,719
144A 7.25% 4/1/23 #	805,000	821,100
144A 7.50% 4/1/25 #	710,000	737,956

Freeport-McMoRan 5.45% 3/15/43	1,025,000	1,253,062
Hudbay Minerals 144A 6.125% 4/1/29 #	380,000	404,534
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	865,000	865,000
M/I Homes 4.95% 2/1/28	1,086,000	1,144,020
New Gold 144A 7.50% 7/15/27 #	810,000	879,944
NOVA Chemicals 144A 4.25% 5/15/29 #	890,000	883,325
Novelis
144A 4.75% 1/30/30 #	230,000	239,488
144A 5.875% 9/30/26 #	425,000	443,887

Olin 5.00% 2/1/30	430,000	453,570
PowerTeam Services 144A 9.033% 12/4/25 #	1,525,000	1,694,771
NQ-137 [4/21] 6/21 (1676439)    1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)

United States Steel 6.875% 3/1/29	560,000	$585,312
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	410,000	407,247
Venator Finance 144A 5.75% 7/15/25 #	600,000	594,291
		14,840,211
Capital Goods — 5.44%
Arcosa 144A 4.375% 4/15/29 #	370,000	378,865
ARD Finance 144A PIK 6.50% 6/30/27 #, >	755,000	790,863
Bombardier
144A 7.50% 3/15/25 #	585,000	584,634
144A 7.875% 4/15/27 #	436,000	435,455

Granite US Holdings 144A 11.00% 10/1/27 #	770,000	866,250
Intertape Polymer Group 144A 7.00% 10/15/26 #	685,000	720,832
Reynolds Group Issuer 144A 4.00% 10/15/27 #	840,000	831,625
Spirit AeroSystems 144A 5.50% 1/15/25 #	840,000	889,350
Terex 144A 5.00% 5/15/29 #	990,000	1,030,838
Titan Acquisition 144A 7.75% 4/15/26 #	310,000	323,005
TransDigm 144A 6.25% 3/15/26 #	1,315,000	1,393,900
Vertical Holdco 144A 7.625% 7/15/28 #	775,000	846,203
Welbilt 9.50% 2/15/24	417,000	439,153
		9,530,973
Communications — 7.45%
Altice Financing 144A 5.00% 1/15/28 #	565,000	558,409
Altice France Holding 144A 6.00% 2/15/28 #	1,255,000	1,247,156
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	1,169,968
Connect Finco 144A 6.75% 10/1/26 #	1,435,000	1,500,938
Consolidated Communications
144A 5.00% 10/1/28 #	400,000	406,500
144A 6.50% 10/1/28 #	400,000	431,470

Frontier Communications 144A 5.875% 10/15/27 #	470,000	499,962
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	515,000	554,300
Level 3 Financing 144A 4.25% 7/1/28 #	960,000	968,506
Sable International Finance 144A 5.75% 9/7/27 #	585,000	615,347
Sprint
7.125% 6/15/24	255,000	294,811
7.625% 3/1/26	510,000	626,025
7.875% 9/15/23	1,110,000	1,266,787

Sprint Capital 8.75% 3/15/32	170,000	252,276
2    NQ-137 [4/21] 6/21 (1676439)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
2.625% 4/15/26	470,000	$478,671
3.375% 4/15/29	470,000	478,345
3.50% 4/15/31	270,000	274,388

Zayo Group Holdings 144A 6.125% 3/1/28 #	1,385,000	1,426,675
		13,050,534
Consumer Cyclical — 9.05%
Bloomin' Brands 144A 5.125% 4/15/29 #	900,000	923,625
Boyd Gaming 4.75% 12/1/27	890,000	913,527
Caesars Entertainment
144A 6.25% 7/1/25 #	530,000	564,159
144A 8.125% 7/1/27 #	440,000	489,485
Carnival
144A 5.75% 3/1/27 #	1,680,000	1,773,458
144A 7.625% 3/1/26 #	1,210,000	1,326,481
L Brands
6.875% 11/1/35	520,000	631,194
6.95% 3/1/33	592,000	695,600
144A 9.375% 7/1/25 #	355,000	450,850

Levi Strauss & Co. 144A 3.50% 3/1/31 #	926,000	924,912
Magic Mergeco 144A 7.875% 5/1/29 #	740,000	761,275
MGM Resorts International 4.75% 10/15/28	775,000	818,547
Murphy Oil USA 144A 3.75% 2/15/31 #	790,000	779,137
PetSmart 144A 7.75% 2/15/29 #	970,000	1,052,314
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,700,000	1,784,915
Scientific Games International
144A 7.25% 11/15/29 #	405,000	445,990
144A 8.25% 3/15/26 #	714,000	770,228

Six Flags Entertainment 144A 4.875% 7/31/24 #	525,000	529,696
Station Casinos 144A 5.00% 10/1/25 #	219,000	222,422
		15,857,815
Consumer Non-Cyclical — 3.06%
Energizer Holdings 144A 4.375% 3/31/29 #	675,000	670,822
JBS USA LUX
144A 5.50% 1/15/30 #	490,000	539,617
144A 6.50% 4/15/29 #	675,000	758,538
Kraft Heinz Foods
5.00% 7/15/35	420,000	491,263
5.20% 7/15/45	700,000	829,855

Post Holdings 144A 5.50% 12/15/29 #	970,000	1,045,466
NQ-137 [4/21] 6/21 (1676439)    3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

United Natural Foods 144A 6.75% 10/15/28 #	950,000	$1,024,874
		5,360,435
Energy — 12.50%
Apache
4.75% 4/15/43	534,000	530,970
4.875% 11/15/27	405,000	427,984

Ascent Resources Utica Holdings 144A 7.00% 11/1/26 #	855,000	868,017
CNX Resources
144A 6.00% 1/15/29 #	865,000	925,381
144A 7.25% 3/14/27 #	405,000	437,995

Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,065,000	1,085,996
DCP Midstream Operating 5.125% 5/15/29	1,215,000	1,299,904
EQM Midstream Partners
144A 4.75% 1/15/31 #	510,000	505,509
144A 6.50% 7/1/27 #	350,000	386,919
Genesis Energy
7.75% 2/1/28	855,000	864,670
8.00% 1/15/27	1,370,000	1,413,148

Murphy Oil 6.375% 7/15/28	1,475,000	1,498,969
NuStar Logistics
6.00% 6/1/26	965,000	1,047,474
6.375% 10/1/30	936,000	1,031,940
Occidental Petroleum
3.00% 2/15/27	485,000	463,895
3.40% 4/15/26	450,000	445,586
3.50% 8/15/29	470,000	449,438
6.125% 1/1/31	865,000	963,394
6.45% 9/15/36	400,000	455,008
6.625% 9/1/30	610,000	696,202
PDC Energy
5.75% 5/15/26	1,046,000	1,088,813
6.125% 9/15/24	324,000	332,708

Southwestern Energy 7.75% 10/1/27	806,000	867,429
Targa Resources Partners
144A 4.00% 1/15/32 #	1,085,000	1,067,369
144A 4.875% 2/1/31 #	515,000	539,012

TechnipFMC 144A 6.50% 2/1/26 #	1,575,000	1,681,882
Western Midstream Operating 4.75% 8/15/28	475,000	511,813
		21,887,425
4    NQ-137 [4/21] 6/21 (1676439)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services — 4.36%
AerCap Holdings 5.875% 10/10/79 μ	1,070,000	$1,118,471
Air Lease 4.65% 6/15/26 μ, ψ	815,000	833,337
Ally Financial
4.70% 5/15/26 μ, ψ	855,000	868,851
8.00% 11/1/31	590,000	830,542

Camelot Finance 144A 4.50% 11/1/26 #	790,000	818,638
Credit Suisse Group 144A 4.50% 9/3/30 #, μ, ψ	835,000	799,513
Hightower Holding 144A 6.75% 4/15/29 #	540,000	553,500
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	490,000	508,365
UBS Group 144A 4.375% 2/10/31 #, μ, ψ	1,305,000	1,303,382
		7,634,599
Healthcare — 7.03%
Bausch Health 144A 6.25% 2/15/29 #	1,215,000	1,286,400
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	845,000	879,856
CHS
144A 4.75% 2/15/31 #	860,000	854,685
144A 8.00% 3/15/26 #	425,000	458,469

DaVita 144A 4.625% 6/1/30 #	735,000	745,106
Encompass Health 4.75% 2/1/30	584,000	613,930
Hadrian Merger Sub 144A 8.50% 5/1/26 #	880,000	916,133
HCA
5.375% 2/1/25	490,000	546,683
5.875% 2/1/29	454,000	536,288
7.58% 9/15/25	690,000	824,550

Jaguar Holding II 144A 5.00% 6/15/28 #	780,000	851,565
Organon Finance 1 144A 5.125% 4/30/31 #	425,000	441,511
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	408,000	448,341
144A 7.375% 6/1/25 #	522,000	563,434

Surgery Center Holdings 144A 10.00% 4/15/27 #	445,000	488,802
Tenet Healthcare
144A 6.125% 10/1/28 #	460,000	485,990
6.75% 6/15/23	455,000	497,429
6.875% 11/15/31	781,000	873,595
		12,312,767
Insurance — 1.52%
GTCR AP Finance 144A 8.00% 5/15/27 #	305,000	325,587
HUB International 144A 7.00% 5/1/26 #	815,000	845,489
USI 144A 6.875% 5/1/25 #	1,465,000	1,493,370
		2,664,446
NQ-137 [4/21] 6/21 (1676439)    5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media — 6.89%
AMC Networks 4.25% 2/15/29	670,000	$662,473
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	840,000	855,217
CCO Holdings
144A 4.50% 8/15/30 #	1,875,000	1,909,950
144A 4.50% 5/1/32 #	210,000	212,363
144A 5.375% 6/1/29 #	720,000	782,647

Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	480,000	494,894
Clear Channel Worldwide Holdings 9.25% 2/15/24	558,000	583,520
CSC Holdings
144A 4.625% 12/1/30 #	1,075,000	1,052,156
144A 5.00% 11/15/31 #	795,000	798,478
144A 5.75% 1/15/30 #	780,000	830,213

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	786,000	806,998
Gray Television 144A 7.00% 5/15/27 #	830,000	907,609
News 144A 3.875% 5/15/29 #	290,000	296,078
Nexstar Broadcasting 144A 4.75% 11/1/28 #	610,000	622,200
Terrier Media Buyer 144A 8.875% 12/15/27 #	1,145,000	1,245,187
		12,059,983
Real Estate — 0.78%
Global Net Lease 144A 3.75% 12/15/27 #	187,000	185,298
Iron Mountain 144A 5.25% 7/15/30 #	480,000	499,224
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	670,000	679,189
		1,363,711
Services — 5.15%
BCPE Ulysses Intermediate 144A PIK 7.75% 4/1/27 #, «	475,000	490,188
Gartner 144A 4.50% 7/1/28 #	700,000	736,764
H&E Equipment Services 144A 3.875% 12/15/28 #	490,000	478,975
LBM Acquisition 144A 6.25% 1/15/29 #	320,000	328,938
Legends Hospitality Holding 144A 5.00% 2/1/26 #	520,000	537,550
Prime Security Services Borrower
144A 5.75% 4/15/26 #	945,000	1,034,851
144A 6.25% 1/15/28 #	1,150,000	1,203,383

Rent-A-Center 144A 6.375% 2/15/29 #	800,000	868,600
Sabre GLBL
144A 7.375% 9/1/25 #	600,000	654,150
144A 9.25% 4/15/25 #	515,000	616,069

United Rentals North America 3.875% 2/15/31	780,000	785,951
6    NQ-137 [4/21] 6/21 (1676439)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)

White Cap Buyer 144A 6.875% 10/15/28 #	1,205,000	$1,280,324
		9,015,743
Technology & Electronics — 4.82%
Austin BidCo 144A 7.125% 12/15/28 #	320,000	325,400
Banff Merger Sub 144A 9.75% 9/1/26 #	935,000	995,775
Black Knight InfoServ 144A 3.625% 9/1/28 #	725,000	710,217
BY Crown Parent
144A 4.25% 1/31/26 #	750,000	786,754
144A 7.375% 10/15/24 #	1,537,000	1,574,572

Go Daddy Operating 144A 3.50% 3/1/29 #	865,000	843,436
Microchip Technology 144A 4.25% 9/1/25 #	815,000	856,065
MSCI 144A 3.625% 11/1/31 #	790,000	790,000
Sensata Technologies 144A 4.00% 4/15/29 #	950,000	957,077
SS&C Technologies 144A 5.50% 9/30/27 #	558,000	593,503
		8,432,799
Transportation — 3.05%
Delta Air Lines 7.375% 1/15/26	1,485,000	1,745,434
Stena International 144A 6.125% 2/1/25 #	300,000	305,625
United Airlines Holdings 4.875% 1/15/25	2,165,000	2,198,828
VistaJet Malta Finance 144A 10.50% 6/1/24 #	1,015,000	1,094,931
		5,344,818
Utilities — 1.55%
Calpine
144A 4.625% 2/1/29 #	155,000	153,028
144A 5.00% 2/1/31 #	905,000	892,606

Edison International 5.375% 3/15/26 μ, ψ	800,000	829,656
PG&E 5.25% 7/1/30	790,000	844,313
		2,719,603
Total Corporate Bonds (cost $145,738,959)		152,351,026

Loan Agreements — 10.23%
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	2,631,272	2,666,631
Apro 5.00% (LIBOR01M + 4.00%) 11/14/26 •	611,909	613,057
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 3.00%) 11/15/21 •	278,861	277,932
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	658,200	678,151
Frontier Communications Tranche B 4.50% (LIBOR01M + 3.75%) 10/8/27 •	345,000	343,706
NQ-137 [4/21] 6/21 (1676439)    7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	939,000	$940,614
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	1,297,748	1,301,803
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	336,743	317,520
Green Energy Partners Tranche B-2 6.50% (LIBOR03M + 5.50%) 11/13/21 •	118,939	112,150
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	883,325	883,693
Informatica 2nd Lien 7.125% 2/25/25 •	945,000	967,444
Peraton TBD 2/1/28 X	570,714	571,130
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	324,286	324,523
Schweitzer-Mauduit International Tranche B 4.50% (LIBOR03M + 3.75%) 1/27/28 •	442,000	440,895
Solenis International 2nd Lien 8.69% (LIBOR03M + 8.50%) 6/26/26 •	1,363,647	1,366,487
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	875,857	874,147
Syncsort 1st Lien TBD 3/19/29 X	380,000	378,100
Tecta America 2nd Lien 9.25% (LIBOR03M + 8.50%) 4/6/29 •	500,000	497,500
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	1,630,000	1,681,617
Vantage Specialty Chemicals 1st lien TBD 10/28/24 X	270,000	261,900
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	699,000	668,419
Verscend Holding Tranche B 4.113% (LIBOR01M + 4.00%) 8/27/25 •	1,749,547	1,755,926
Total Loan Agreements (cost $17,723,849)		17,923,345
	Number of shares
Common Stock — 0.00%
Communications — 0.00%
Century Communications =, †	4,250,000	0
Total Common Stock (cost $128,662)		0

Short-Term Investments — 3.19%
Money Market Mutual Funds — 3.19%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,395,794	1,395,794
8    NQ-137 [4/21] 6/21 (1676439)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,395,794	$1,395,794
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,395,794	1,395,794
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,395,794	1,395,794
Total Short-Term Investments (cost $5,583,176)		5,583,176
Total Value of Securities—100.41% (cost $169,174,646)		175,857,547

Liabilities Net of Receivables and Other Assets—(0.41%)		(717,648)
Net Assets Applicable to 45,101,302 Shares Outstanding—100.00%		$175,139,899
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of Rule 144A securities was $101,256,487, which represents 57.81% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
«	PIK. The first payment of cash and/or principal will be made on October 1, 2021.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after April 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ-137 [4/21] 6/21 (1676439)    9

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)
†	Non-income producing security.
Summary of abbreviations:
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar
10    NQ-137 [4/21] 6/21 (1676439)